Acquisition of Alternative Solutions, LLC (Details) - Business Acquisition, Pro Forma Information - USD ($)	3 Months Ended		6 Months Ended
	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2018	Nov. 30, 2017
Business Acquisition, Pro Forma Information [Abstract]
Revenues	$ 1,976,910	$ 1,928,265	$ 3,843,783	$ 3,311,457
Net loss	$ (10,771,264)	$ (10,734,044)	$ (19,353,778)	$ (8,453,557)
Basic net income per share	$ (0.12)	$ (0.18)	$ (0.24)	$ (0.25)
Diluted net income per share	$ (0.12)	$ (0.18)	$ (0.24)	$ (0.25)
Weighted average shares - basic	90,338,339	58,372,855	80,765,385	57,280,264
Weighted average shares - diluted	90,338,339	58,372,855	80,765,385	57,280,264